NUVEEN DIVIDEND VALUE FUND

NUVEEN EQUITY INDEX FUND

NUVEEN INTERNATIONAL FUND

NUVEEN INTERNATIONAL SELECT FUND

NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

NUVEEN LARGE CAP SELECT FUND

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN MID CAP INDEX FUND

NUVEEN MID CAP SELECT FUND

NUVEEN MID CAP VALUE FUND

NUVEEN QUANTITATIVE ENHANCED CORE EQUITY FUND

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP INDEX FUND

NUVEEN SMALL CAP SELECT FUND

NUVEEN SMALL CAP VALUE FUND

NUVEEN TACTICAL MARKET OPPORTUNITIES FUND

SUPPLEMENT DATED DECEMBER 3, 2012

TO THE PROSPECTUS DATED FEBRUARY 29, 2012,

AS SUPPLEMENTED MAY 14, 2012

Effective January 1, 2013, the third paragraph of the section “General Information—Frequent Trading” will be deleted in its entirety and replaced with the following paragraph:

The Funds’ Frequent Trading Policy generally limits an investor to two “round trip” trades in a 60-day period. A “round trip” is the purchase and subsequent redemption of Fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FSTKP-1212P

NUVEEN CORE PLUS BOND FUND

NUVEEN HIGH INCOME BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN INTERMEDIATE GOVERNMENT BOND FUND

NUVEEN INTERMEDIATE TERM BOND FUND

NUVEEN SHORT TERM BOND FUND

NUVEEN STRATEGIC INCOME FUND

SUPPLEMENT DATED DECEMBER 3, 2012

TO THE PROSPECTUS DATED OCTOBER 31, 2012

Effective January 1, 2013, the third paragraph of the section “General Information—Frequent Trading” will be deleted in its entirety and replaced with the following paragraph:

The Funds’ Frequent Trading Policy generally limits an investor to two “round trip” trades in a 60-day period. A “round trip” is the purchase and subsequent redemption of Fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FINCP-1212P

NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN MINNESOTA MUNICIPAL BOND FUND

NUVEEN NEBRASKA MUNICIPAL BOND FUND

NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND

SUPPLEMENT DATED DECEMBER 3, 2012

TO THE PROSPECTUS DATED SEPTEMBER 30, 2012

Effective January 1, 2013, the third paragraph of the section “General Information—Frequent Trading” will be deleted in its entirety and replaced with the following paragraph:

The Funds’ Frequent Trading Policy generally limits an investor to two “round trip” trades in a 60-day period. A “round trip” is the purchase and subsequent redemption of Fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FTFIP-1212P

NUVEEN GLOBAL INFRASTRUCTURE FUND

NUVEEN REAL ASSET INCOME FUND

NUVEEN REAL ESTATE SECURITIES FUND

SUPPLEMENT DATED DECEMBER 3, 2012

TO THE PROSPECTUS DATED FEBRUARY 29, 2012,

AS SUPPLEMENTED MAY 14, 2012

Effective January 1, 2013, the third paragraph of the section “General Information—Frequent Trading” will be deleted in its entirety and replaced with the following paragraph:

The Funds’ Frequent Trading Policy generally limits an investor to two “round trip” trades in a 60-day period. A “round trip” is the purchase and subsequent redemption of Fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FREGIFP-1212P

NUVEEN DIVIDEND VALUE FUND

NUVEEN EQUITY INDEX FUND

NUVEEN INTERNATIONAL FUND

NUVEEN INTERNATIONAL SELECT FUND

NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

NUVEEN LARGE CAP SELECT FUND

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN MID CAP INDEX FUND

NUVEEN MID CAP SELECT FUND

NUVEEN MID CAP VALUE FUND

NUVEEN QUANTITATIVE ENHANCED CORE EQUITY FUND

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP INDEX FUND

NUVEEN SMALL CAP SELECT FUND

NUVEEN SMALL CAP VALUE FUND

NUVEEN TACTICAL MARKET OPPORTUNITIES FUND

SUPPLEMENT DATED DECEMBER 3, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2012

1.	Effective January 1, 2013, the paragraph under “2. Round Trip Trade Limitations” in the section “Purchase and Redemption of Fund Shares—Frequent Trading Policy” will be deleted in its entirety and replaced with the following paragraph:

Nuveen Mutual Funds limit the frequency of Round Trip trades that may be placed in a Fund. Subject to certain exceptions noted in this Policy, the Funds limit an investor to two Round Trips per trailing 60-day period.

2.	The following language is added to the end of the last sentence of the first paragraph of the section “Purchase and Redemption of Fund Shares—Additional Payments to Financial Intermediaries and Other Payments—Other Payments”:

; and (v) provide payments to broker-dealers to help defray their technology or infrastructure costs.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FSTKSAI-1212P

NUVEEN CORE PLUS BOND FUND

NUVEEN HIGH INCOME BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN INTERMEDIATE GOVERNMENT BOND FUND

NUVEEN INTERMEDIATE TERM BOND FUND

NUVEEN SHORT TERM BOND FUND

NUVEEN STRATEGIC INCOME FUND

SUPPLEMENT DATED DECEMBER 3, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 31, 2012

1.	Effective January 1, 2013, the paragraph under “2. Round Trip Trade Limitations” in the section “Purchase and Redemption of Fund Shares—Frequent Trading Policy” will be deleted in its entirety and replaced with the following paragraph:

Nuveen Mutual Funds limit the frequency of Round Trip trades that may be placed in a Fund. Subject to certain exceptions noted in this Policy, the Funds limit an investor to two Round Trips per trailing 60-day period.

2.	The following language is added to the end of the last sentence of the first paragraph of the section “Purchase and Redemption of Fund Shares—Additional Payments to Financial Intermediaries and Other Payments—Other Payments”:

; and (v) provide payments to broker-dealers to help defray their technology or infrastructure costs.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FINCSAI-1212P

NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN MINNESOTA MUNICIPAL BOND FUND

NUVEEN NEBRASKA MUNICIPAL BOND FUND

NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND

SUPPLEMENT DATED DECEMBER 3, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 28, 2012

1.	Effective January 1, 2013, the paragraph under “2. Round Trip Trade Limitations” in the section “Purchase and Redemption of Fund Shares—Frequent Trading Policy” will be deleted in its entirety and replaced with the following paragraph:

Nuveen Mutual Funds limit the frequency of Round Trip trades that may be placed in a Fund. Subject to certain exceptions noted in this Policy, the Funds limit an investor to two Round Trips per trailing 60-day period.

2.	The following language is added to the end of the last sentence of the first paragraph of the section “Purchase and Redemption of Fund Shares—Additional Payments to Financial Intermediaries and Other Payments—Other Payments”:

; and (v) provide payments to broker-dealers to help defray their technology or infrastructure costs.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FTFISAI-1212P

NUVEEN GLOBAL INFRASTRUCTURE FUND

NUVEEN REAL ASSET INCOME FUND

NUVEEN REAL ESTATE SECURITIES FUND

SUPPLEMENT DATED DECEMBER 3, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2012

1.	Effective January 1, 2013, the paragraph under “2. Round Trip Trade Limitations” in the section “Purchase and Redemption of Fund Shares—Frequent Trading Policy” will be deleted in its entirety and replaced with the following paragraph:

Nuveen Mutual Funds limit the frequency of Round Trip trades that may be placed in a Fund. Subject to certain exceptions noted in this Policy, the Funds limit an investor to two Round Trips per trailing 60-day period.

2.	The following language is added to the end of the last sentence of the first paragraph of the section “Purchase and Redemption of Fund Shares—Additional Payments to Financial Intermediaries and Other Payments—Other Payments”:

; and (v) provide payments to broker-dealers to help defray their technology or infrastructure costs.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-REGSAI-1212P